Oct. 28, 2016

OPPENHEIMER DEVELOPING MARKETS FUND

Supplement dated November 16, 2016 to the

Prospectus and Summary Prospectus, each dated October 28, 2016

This supplement amends the Prospectus and Summary Prospectus of the above referenced fund (the "Fund"), each dated October 28, 2016.

In the Average Annual Total Returns table under the section titled The Fund's Past Performance, the performance return information for the Morgan Stanley Capital International Emerging Markets Index is hereby deleted and replaced with the following:

	1 Year	5 Years (or life of class, if less)	10 Years
Morgan Stanley Capital International Emerging Markets Index	(14.92)%	(4.81)%	3.61%
(reflects no deduction for fees, expenses, or taxes)		(1.06)%[1]
1. As of 12/31/11